UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independent Franchise Partners, LLP
Address: Level 5
         20 Balderton Street
         London, UK  W1K 6TL

13F File Number:  028-13829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Kelly Jones
Title:     Chief Operating Officer
Phone:     0044 207 495 9070

Signature, Place, and Date of Signing:

 /s/    John Kelly Jones     London, UK     October 26, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $4,450,461 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   251252  3587788 SH       OTHER                 2345614    56897  1185277
APPLE INC                      COM              037833100   242464   363373 SH       OTHER                  250195     7286   105892
BROWN FORMAN CORP              CL B             115637209    37553   575532 SH       OTHER                  303756        0   271776
COACH INC                      COM              189754104   131908  2354669 SH       OTHER                 1633529    48882   672258
COLGATE PALMOLIVE CO           COM              194162103   219339  2045692 SH       OTHER                 1422886    42658   580148
DENTSPLY INTL INC NEW          COM              249030107    38900  1019929 SH       OTHER                  538832        0   481097
EBAY INC                       COM              278642103   225617  4660552 SH       OTHER                 3232897    96683  1330972
GENERAL MLS INC                COM              370334104    51752  1298695 SH       OTHER                  685719        0   612976
JOHNSON & JOHNSON              COM              478160104   330665  4798519 SH       OTHER                 3219497    85872  1493150
KELLOGG CO                     COM              487836108   262543  5082136 SH       OTHER                 3414753    91308  1576075
KIMBERLY CLARK CORP            COM              494368103    54498   635331 SH       OTHER                  335602        0   299729
KRAFT FOODS INC                CL A             50075N104   365713  8844332 SH       OTHER                 6051288   173110  2619934
MCGRAW HILL COS INC            COM              580645109   353575  6476934 SH       OTHER                 4409971   124176  1942787
MICROSOFT CORP                 COM              594918104   243183  8166001 SH       OTHER                 5646107   165581  2354313
MOODYS CORP                    COM              615369105   298557  6759291 SH       OTHER                 4573101   125596  2060594
MSCI INC                       COM              55354G100   187061  5226629 SH       OTHER                 3584892   103226  1538511
PEPSICO INC                    COM              713448108    58519   826904 SH       OTHER                  437106        0   389798
PHILIP MORRIS INTL INC         COM              718172109   323113  3592548 SH       OTHER                 2431566    66910  1094072
PROCTER & GAMBLE CO            COM              742718109   298403  4302241 SH       OTHER                 2913703    80717  1307821
REYNOLDS AMERICAN INC          COM              761713106    43115   994826 SH       OTHER                  525826        0   469000
SCOTTS MIRACLE GRO CO          CL A             810186106   245266  5642213 SH       OTHER                 3846879   108517  1686817
STRAYER ED INC                 COM              863236105    24902   386983 SH       OTHER                  204462        0   182521
VERISK ANALYTICS INC           CL A             92345Y106   162563  3414473 SH       OTHER                 2341272    67242  1005959